Schedule of Key Valuation Inputs (Details) (Parenthetical)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jun. 30, 2022	Mar. 31, 2022
CD1 Note [Member]
Short-Term Debt [Line Items]
CD2 note				5.0
Conversion price	$ 0.227	$ 0.219
CD2 Note [Member]
Short-Term Debt [Line Items]
CD2 note			10.0
Conversion price	$ 0.219	$ 0.212
CD2 Note [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note	9.32
CD1 and RCD [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note	7.23
RCD Note [Member]
Short-Term Debt [Line Items]
Percentage of royalty revenue	1.85%
RCD Note [Member] | Measurement Input Project Risk Rate [Member]
Short-Term Debt [Line Items]
CD2 note	13.0